25. OTHER PROVISIONS (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of other provisions [line items]
Other provision, beginning balance		$ 17,420,500		$ 22,725,436
Provisions made		146,763,292		85,730,211
Provisions used		(139,776,746)		(91,035,147)
Other provision, closing balance		24,407,046		17,420,500
Provision for advertising expense
Disclosure of other provisions [line items]
Other provision, beginning balance		14,716,286	[1]	17,653,462
Provisions made		124,590,716		78,034,245
Provisions used		(123,459,229)		(80,971,421)
Other provision, closing balance	[1]	15,847,773		14,716,286
Other provisions
Disclosure of other provisions [line items]
Other provision, beginning balance		2,704,214	[2]	5,071,974
Provisions made		22,172,576		7,695,966
Provisions used		(16,317,517)		(10,063,726)
Other provision, closing balance	[2]	$ 8,559,273		$ 2,704,214

[1]	Corresponds to the estimates of amounts payable related to advertising and promotion activities. There is uncertainty on the amount of the cash disbursement related to such provisions, as they are linked to the actual information the customer should provide, intended to justify that such expenses were made.
[2]	Includes estimates of operating expenses and costs in which there is uncertainty of the amount, expecting the application most of such amount during the following period.